Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of Share Options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2022		2021		2020
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,634	6.66	1,634	6.66	1,634
Exercised	6.77	(313)	—	—	—	—
At December 31	6.66	1,321	6.66	1,634	6.66	1,634

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2022	2021	2020
May 1, 2024	5.83	400	496	496
May 1, 2025	5.83	369	452	452
January 1, 2026	5.83	124	142	142
February 16, 2026	7.11	84	103	103
October 1, 2026	8.62	344	441	441

(i) On May 2014, the Board of Directors decided to extend the expired date of the Plan.

Schedule of Indirect Measurement of Fair Value of Goods or Services Received
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2020	May 12, 2020	Apr 1, 2021	May 13, 2021	Apr 1, 2022	Apr 20, 2022
Fair value	5.65	7.45	7.84	9.54	10.87	12.60

Schedule of Other Equity Instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)			Restricted stock units (thousands)
	2022	2021	2020	2021	2020
At January 1	1,766	1,222	750	174	508
Granted (1)	1,406	1,067	751	—	—
Forfeited	(43)	(32)	(24)	—	(10)
Vested	(828)	(491)	(255)	(174)	(324)
At December 31	2,301	1,766	1,222	—	174

(1) Approved by the Board of Directors of March 11, 2022 and the Shareholders Meeting of April 20, 2022.